Prepaid taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Prepaid taxess [Line Items]
V.A.T.	$ 37,811	$ 27,674
Income tax payments in advance	9,668	1,258
Other prepaid taxes	966	939
Total prepaid taxes	48,445	29,871
Current	45,170	26,048
Non current	3,275	3,823
Total prepaid taxes	$ 48,445	$ 29,871